2. SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Inventory Valuation
	3/31/2013	12/31/2012
Raw materials	$443	$518
Work in process	22	21
Finished goods	18	37
Inventory reserve	(44)	(52)
Total	$439	$524

	December 31, 2012	December 31, 2011
Raw materials	$518	$433
Work in process	21	149
Finished goods	37	2
Inventory reserve	(52)	(64)
Total	$524	$520

Property and Equipment
	Year Ended December 31,
	2012	2011
Equipment	$1,196	$1,484
Software	730	640
Furniture and fixtures	124	605
Leasehold Improvement	170	170
	2,220	2,899
Less accumulated depreciation	(946)	(1,866)
Total	$1,274	$1,033

Accrued Liabilities
	As of December 31,
	2012	2011
Accrued compensation	$706	$463
Accrued professional fees	191	126
Accrued rent	77	82
Other accrued expenses	64	86
Total	$1,038	$757